EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
EQUITY

NOTE 20 — EQUITY

Contributed Capital

Equity Issued

During the period ended June 30, 2023 and 2022, the Company issued ordinary shares for net cash proceeds of $0 and $15,676,334, respectively.

During the period ended June 30, 2022, the Company issued the ordinary shares with a gross value of $22,581,816 (net $15,402,858) from the IPO proceeds. The Company also raised cash proceeds of $273,476 from the share issuance during the IPO. GeniusU Limited issued ordinary shares with a value of $2,556,739 in exchange of cash and conversion from a loan to equity.

During August 2022, Genius Group Ltd entered into a Securities Purchase Agreement to issue convertible loan in the principal amount of $18,130,000 in face amount of a senior secured convertible note purchased for $17,000,000. In relation to the offering, the company has classified the equity portion of the debt note valued at $3,867,850 net of debt discount and cost of fund raise.

During the six months ended June 30, 2023, Genius Group Ltd converted $6,147,954 in principal and $846,345 in the accrued interest and issued 23,046,941 ordinary shares. The Company also issued 79,133 and 70,047 Genius Group ordinary shares by converting $65,109 of Entrepreneur Resorts shares and $60,000 of GeniusU Ltd shares.

During the period ended June 30, 2022, the Company issued Genius Group Ltd ordinary shares with a value of $27,046,599 in exchange for the 4 acquisitions that the company closed. Genius Group Ltd shares were valued using the market approach based on the price per share paid by third parties for Genius Group Ltd shares as of the acquisition date and share delivery date.

See below for discussions regarding additional equity issuances.

Shares Issued Related to Debt Conversions

During the six months ended June 30, 2023, Genius Group Ltd converted $6,147,954 in principal and $846,345 in the accrued interest and issued 23,046,941 ordinary shares.

Stock-Based Compensation

During the six months ended June 30, 2023, the Company granted 842,127 Genius Group share options with the grant date value of $646,922 to be expensed over the vesting period.

The Company values stock options using the Black-Scholes option pricing model and used the following assumptions during the reporting periods:

	For the period ended
	June 30, 2023	June 30, 2022
Risk-free interest rate	4.88%	4.41%
Contractual term (years)	2-4	1-3
Expected volatility	177.30%	66.00%
Expected dividends	0.00%	0.00%

A summary of the option activity during the period ended June 30, 2023 was as follows:

	No of Options	Weighted Average Share Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding as of December 31, 2022	1,026,520	$4.38	2	$0
Granted	842,127	0.83	4	0
Exercised / Cancelled	(200,000)	2.21	-	0
Outstanding as of June 30, 2023	1,668,647	$2.85	3	$0

	Options Outstanding			Options Exercisable
Year	Exercise Price	Outstanding Number of Options	Underlying Common Stock	Weighted Average Remaining Life in Years	Exercisable Number of Warrants

2019 Share Option	$3.56	257,478	GNS	1	$257,478
2020 Share Option	5.81	74,640	GNS	1	74,640
2021 Share Options	5.81	134,214	GNS	3	134,214
2022 Employee Grants (Options)	4.22	360,188	GNS	3	0
2023 Employee Grants (Options)	0.83	842,127	GNS	3	0
	$2.85	1,668,647		2	$466,332

The Company recorded stock-based compensation in the amount of $402,565 for the six months ended June 30, 2023 and $150,317 for the six months ended June 30, 2022, in connection with the amortization of the grant date value of the stock options. The amount of $2,212,699 to be recognized as stock-based compensation expense over the period 2023, 2024 and 2025.

NOTE 22 — EQUITY

Contributed Capital

Equity Issued

During the years ended December 31, 2022 and 2021, the Company issued ordinary shares for net cash proceeds of $15,473,334 and $3,127,442, respectively.

During the year ended December 31, 2022, the Company issued the company ordinary shares with a gross value of $22,581,816 (net $15,202,858) from the IPO proceeds. The company also raised cash proceed of $270,476 from the share issuance during the IPO. GeniusU Limited issued ordinary shares with a value of $2,655,739 (2021 - $3,308,617) in exchange of cash and conversion from a loan to equity.

During the year ended December 31, 2022, Genius Group Ltd entered into a Securities Purchase Agreement to issue convertible loan in the principal amount of $18,130,000 in face amount of a senior secured convertible note purchased for $17,000,000. In relation to the offering, the company has classified the equity portion of the debt note valued at $6,893,064 net of debt discount and cost of fund raise.

During the year ended December 31, 2022, the Company issued Genius Group Ltd ordinary shares with a value of $35,098,001 in exchange for the 5 acquisitions that the company closed. Genius Group Ltd shares were valued using the market approach based on the price per share paid by third parties for Genius Group Ltd shares as of the acquisition date and share delivery date.

See below for discussions regarding additional equity issuances.

Shares Issued Related to Debt Conversions

During the year December 31, 2022, convertible debt obligations consisting of $936,543 (2021-$177,689) of principal and accrued interest were converted into Genius Group shares pursuant to conversion offers extended by Genius Group Ltd and Entrepreneur Resorts Limited. See Note 20 — Convertible Debt Obligations for additional information.

Shares Issued in Satisfaction of a Liability

During the year December 31, 2020, the Company issued $350,000 of Genius Group Ltd ordinary shares as partial settlement of a loan with the seller of Tau Game Lodge. The Company also granted a put option over shares issued in satisfaction of this liability and reported a liability of $250,000 payable in cash upon exercise. The seller of Tau Game Lodge exercised the put option in 2022 and the Company cancelled the shares valued at $350,000 and paid the liability of $250,000 in cash.

Stock-Based Compensation

During the year ended December 31, 2022 and 2021, the Company granted 560,188 and 14,306 Genius Group share options. The fair value of the options granted in 2022 was $2,189,351 and 2021 was $181,559, with the fair value expensed over the vesting period. During the year ended December 31, 2022, the Company issued 1,511,664 Restricted Stock Units (RSUs) to new hires. The RSUs fair value of $2,600,000 is being expensed over the applicable vesting period.

The Company values stock options using the Black-Scholes option pricing model and used the following assumptions during the reporting periods:

	Years Ended December 31,
	2022	2021
Risk-free interest rate	4.41%	0.73%
Contractual term (years)	1-3	1-3
Expected volatility	177.30%	66.00%
Expected dividends	0.00%	0.00%

A summary of the option activity during the year ended December 31, 2022 was as follows:

	No of Options	Weighted Average Share Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding as of January 1, 2022	539,760	$4.74	1	$0
Granted	560,188	4.22	3	0
Exercised	(73,428)	5.81	-	0
Outstanding as of December 31, 2022	1,026,520	$4.38	2	$0

	Options Outstanding			Options Exercisable
Year	Exercise Price	Outstanding Number of Options	Underlying Common Stock	Weighted Average Remaining Life in Years	Exercisable Number of Warrants

2019 Share Option	$3.56	257,478	GNS	1	$257,478
2020 Share Option	5.81	74,640	GNS	1	74,640
2021 Share Options	5.81	134,214	GNS	3	134,214
2022 Employee Grants (Options)	4.22	560,188	GNS	3	0
	$4.38	1,026,520		2	$466,332

The Company recorded stock-based compensation in the amount of $1,308,784 and $293,837 during the years ended December 31, 2022 and 2021, respectively, in connection with the amortization of the grant date value of the stock options. The amount of $3,975,722 to be recognized as stock-based compensation expense over the period 2023, 2024 and 2025.